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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2006 through July 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    IBBOTSON
                                ASSET ALLOCATION
                                     SERIES

                                     Annual
                                     Report

                                     7/31/07

                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Market Overview and Outlook                                                    4

Comparing Ongoing Fund Expenses                                                8

Portfolio Reviews                                                             16

Prices and Distributions                                                      18

Conservative Allocation Fund - Portfolio Summary and
  Performance Update                                                          20

Moderate Allocation Fund - Portfolio Summary and
  Performance Update                                                          25

Growth Allocation Fund - Portfolio Summary and
  Performance Update                                                          30

Aggressive Allocation Fund - Portfolio Summary and
  Performance Update                                                          35

Schedule of Investments                                                       40

Financial Statements                                                          44

Notes to Financial Statements                                                 66

Report of Independent Registered Public Accounting Firm                       79

Trustees, Officers and Service Providers                                      80


                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending July 31, 2007, equity investors were generally rewarded as, despite a late-July decline, the Standard & Poor's 500 Index generated a return of 16% over that period, the Dow Jones Industrial Average returned 21%, and the NASDAQ Composite returned 22%. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE Developed Market Index returning 24% and the MSCI Emerging Markets Index returning 51% in the 12-month period.

The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 6% in the 12 months ending July 31, 2007, with returns comprising both coupon income and price gains linked to a modest decline in interest rates over the 12 months. The high-yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7%, reflecting its higher coupon yields and continuing investor confidence in the strength of the U.S. economy.

U.S. economic growth has slowed recently, but continuing growth at a moderate rate appears more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices and rising short-term interest rates. It also stemmed from the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown, therefore, was not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is "investor friendly."

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong

Letter

export markets for their goods and services, is pushing unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up," led by China, which continues its rise as a world economic power.

Looking forward, the economic outlook and equity valuations continue to appear generally positive, although the current environment is plagued by fears that sub-prime mortgage problems will result in a systemic liquidity/credit crunch. While falling risk tolerances may depress asset prices in the short term, valuations appear reasonable if credit market problems do not spread to the broader economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,


/s/Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of a portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/07
--------------------------------------------------------------------------------

In the following interview, portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates, discusses the market environment and investment strategies that applied to the portfolios in the Pioneer Ibbotson Allocation Series for the annual period ended July 31, 2007.

Q: Could you characterize the economic and market backdrop during the 12 months ended July 31, 2007?

A: As the period began, economic growth showed some signs of moderating, led in particular by a softening in the housing sector. At its August meeting, after 17 consecutive quarter point increases in the Fed funds rate, the Federal Reserve paused in its tightening campaign, leaving the benchmark short-term rate at its current 5.25%. Longer-term interest rates fell sharply early in the period, leading to a flattening and then an inversion of the yield curve (where shorter-term issues yield more than long-term issues). As the period progressed, the economy displayed solid growth despite continued uncertainty over the future impact of the housing sector, and in particular the subprime mortgage market. While inflation generally remained moderate, there were indicators including continued strong employment and high oil prices that raised concerns over its future direction. A pick up in inflationary concerns caused the yield curve to re-steepen over the second half of the year, as yields on longer Treasuries began to reflect the risk of their returns being eroded.

     As the period drew to a close, heightened concerns over the subprime mortgage sector led to a sharp increase in financial market volatility. For the full period, bonds generally provided positive returns. Both domestic and international equity markets provided strong positive returns for the fiscal year.

Q: What were the tactical considerations that you applied to the four portfolios in allocating assets?

A: For each portfolio, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. Within this strategic framework, during the year, we maintained our tactical positioning in three areas across all the portfolios.

     Within the U.S. stock portion of the Funds, we continued to emphasize large-capitalization stocks relative to small-cap stocks in relation to the Funds' target allocations. We have done this for a number

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of reasons. While small-cap stocks have historically outperformed large-caps over significant periods, there is a cyclical aspect to this performance leadership, and the recent cycle of outperformance has been unusually long. In addition, small-cap stocks are currently trading at valuations approximately double those for large caps. Finally, if the economy slows as a result of higher interest rates, large-cap stocks may be more resilient. For the annual period, this strategy was a positive for performance, as large cap stocks began to display meaningful outperformance versus small caps. We believe that the market may be on the brink of a cycle of large cap performance leadership, and expect to maintain this positioning going forward. With respect to the other equity categories, exposure remained in line with the target allocations throughout the period. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     A second strategic emphasis is within the bond portion of the portfolios, where we have continued to emphasize the long-term bond vehicle versus the target allocations, with the difference allocated to the shorter-term fixed-income alternative. This strategy was essentially a neutral factor in performance for the full period, although it began to work well for the portfolios as longer-term issues experienced the most impact as interest rates rose. While it is difficult to predict the direction for long-term interest rates over the short term, over time we do expect long-term bond yields to continue to trend higher, with corresponding downward pressure on prices of these issues. In addition, short-term rates are reasonably attractive given the Fed's past increases of the benchmark rate. In view of these factors, we believe the risk/reward profile continues to be more favorable among shorter-term issues. Elsewhere within fixed-income, we have maintained target positions in the high-yield bond offering, as well as in the non-U.S. fixed-income option.

     Finally, we continue to underweight REITs (Real Estate Investment Trusts) in relation to the Funds' targets. REITs are traditionally most attractive to investors seeking income return, and these issues benefited from the period of low interest rates experienced in the recent past. As rates have risen, REIT yields have reached historically low levels relative to Treasury bonds. At the same time, REITs on the whole continue to be priced at well above the general stock market, as gauged by traditional valuation measures, such as price-to-earnings

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
MARKET OVERVIEW AND OUTLOOK 7/31/07                                  (continued)
--------------------------------------------------------------------------------

     ratio. In addition to appearing less attractively valued when compared to both bonds and the rest of the stock market, REITs may be vulnerable to higher market interest rate levels, which we expect to lead to continued cooling in the real estate sector. This strategy added to performance over the year, as REITs fell sharply. We continue to underweight REITs in view of our risk/reward assessment.

Q: What factors are you watching most closely as you determine allocations for the portfolios going forward?

A: Overall, despite the recent rise in market volatility, our outlook continues to be for a relatively stable economic backdrop. Core inflation continues to run at the upper end of the Fed's comfort zone, and the job market is producing solid employment numbers. We anticipate ongoing weakness in the U.S. dollar in view of the U.S. trade, budget and savings deficits. This also implies the likelihood of higher interest rate levels and relatively low returns for bonds. We are continuing to monitor high-yield bonds in particular for possible trimming.

     The outlook for corporate profit growth remains solid, and we believe the U.S. stock market is fairly priced. In view of our outlook for the U.S. dollar, however, we continue to evaluate overseas markets as a possible focus area (relative to target allocations) as valuations permit. We anticipate further softening in the real estate sector and will be closely watching for any impact on the broader economy.

     Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocations.

Each portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in any portfolio, you should consider all the risks associated with it.

Please see the Portfolio Reviews beginning on page 16 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2007 through July 31, 2007.

Share Class                       A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,024.53   $1,020.29   $1,020.22   $1,026.39
Expenses Paid During Period*  $    6.93   $   11.42   $   11.42   $    7.44

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.38%, 2.28%, 2.28% and 1.48%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,017.95   $1,013.49   $1,013.49   $1,017.46
Expenses Paid During
Period*                       $    6.90   $   11.38   $   11.38   $    7.40

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.38%, 2.28%, 2.28% and 1.48%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,025.41   $1,021.30   $1,022.40   $1,027.00
Expenses Paid During Period*  $    6.88   $   11.08   $   10.53   $    5.08

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.37%, 2.21%, 2.10% and 1.01%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,018.00   $1,013.84   $1,014.38   $1,019.79
Expenses Paid During
Period*                       $    6.85   $   11.03   $   10.49   $    5.06

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.37%, 2.21%, 2.10% and 1.01%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,029.89   $1,025.35   $1,025.42   $1,029.58
Expenses Paid During Period*  $    7.45   $   11.75   $   11.05   $    5.69

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.48%, 2.34%, 2.20% and 1.13%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Growth Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,017.46   $1,013.19   $1,013.88   $1,019.19
Expenses Paid During
Period*                       $    7.40   $   11.68   $   10.99   $    5.66

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.48%, 2.34%, 2.20% and 1.13%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 7/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,030.54   $1,026.49   $1,026.91   $1,033.36
Expenses Paid During Period*  $    8.21   $   12.36   $   11.76   $    6.10

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.63%, 2.46%, 2.34% and 1.21%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Aggressive Allocation Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2007 through July 31, 2007.

Share Class                        A           B           C           Y
---------------------------------------------------------------------------
Beginning Account Value
On 2/1/07                     $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value (after
expenses) On 7/31/07          $1,016.71   $1,012.60   $1,013.19   $1,018.79
Expenses Paid During
Period*                       $    8.15   $   12.28   $   11.68   $    6.06

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. The combined totals were 1.63%, 2.46%, 2.34% and 1.21%, for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the partial year period) to calculate the "Expenses Paid During Period" in the table above.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 7/31/07
--------------------------------------------------------------------------------

Conservative Allocation

The Fund's total return for the annual period ended July 31, 2007 was 8.99% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. Within the equity portion of the Fund, Pioneer Research Fund was the largest holding at 7.55% of assets on July 31, 2007. Pioneer International Equity Fund was the next largest equity holding at 6.53% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 28.38%, followed by Pioneer Bond Fund at 18.75% of assets. (Duration is a measure of a bond price sensitivity to changes in interest rates.)

Moderate Allocation

The Fund's total return for the annual period ended July 31, 2007 was 12.58% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 60% equities, 40% fixed-income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding at 10.24% of assets on July 31, 2007. Pioneer Research Fund was the next largest equity holding at 10.18% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 18.73%, followed by Pioneer Bond Fund at 9.32% of assets.

Growth Allocation

The Fund's total return for the annual period ended July 31, 2007 was 14.73% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 75% equities, 25% fixed-income during the period. Within the equity portion of the portfolio, Pioneer International Equity Fund was the largest holding at 12.22% of assets on July 31, 2007. The largest domestic equity allocation was to Pioneer Research Fund, 11.70%, followed by Pioneer Oak Ridge

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Large Cap Growth Fund, 9.16% of assets. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term bond fund, Pioneer Short Term Income Fund, at 11.41% of assets, while an intermediate-duration bond fund, Pioneer Bond Fund represented 7.99% of assets.

Aggressive Allocation

The Fund's total return for the annual period ended July 31, 2007 was 16.41% for Class A shares, at net asset value.

The Fund targeted an asset allocation of 90% equities, 10% fixed-income during the period. Within the equity portion of the portfolio, Pioneer International Equity Fund was the largest holding at 15.17% of assets on July 31, 2007. On the domestic side, Pioneer Research Fund, 13.03% of assets and Pioneer Oak Ridge Large Cap Growth Fund at 10.28% of assets were the largest holdings. Large-capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller-cap counterparts. The fixed-income portion of the Fund was invested in an intermediate-term bond fund, Pioneer Bond Fund, at 6.08% of assets, while Pioneer Short Term Income Fund represented 2.47% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

     Class   7/31/07   7/31/06
     -----   -------   -------
       A      $11.28    $10.56
       B      $11.10    $10.44
       C      $11.09    $10.44
       Y      $11.30    $10.57

Moderate Allocation Fund

     Class   7/31/07   7/31/06
     -----   -------   -------
       A      $12.50    $11.39
       B      $11.97    $10.92
       C      $11.88    $10.85
       Y      $12.55    $11.43

Growth Allocation Fund

     Class   7/31/07   7/31/06
     -----   -------   -------
       A      $13.47    $12.04
       B      $12.17    $10.93
       C      $12.90    $11.58
       Y      $13.55    $12.13

Aggressive Allocation Fund

     Class   7/31/07   7/31/06
     -----   -------   -------
       A      $14.20    $12.39
       B      $13.55    $11.84
       C      $13.73    $12.00
       Y      $14.26    $12.41

Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS                                             (continued)
--------------------------------------------------------------------------------

Distributions Per Share
--------------------------------------------------------------------------------

Conservative Allocation Fund

                         8/1/06 - 7/31/07
                         ----------------
                Net
             Investment     Short-Term      Long-Term
     Class     Income     Capital Gains   Capital Gains
     -----     ------     -------------   -------------
       A      $0.1923          $ -           $0.0191
       B      $0.1601          $ -           $0.0191
       C      $0.1613          $ -           $0.0191
       Y      $0.1858          $ -           $0.0191

Moderate Allocation Fund

                         8/1/06 - 7/31/07
                         ----------------
                Net
             Investment     Short-Term      Long-Term
     Class     Income     Capital Gains   Capital Gains
     -----     ------     -------------   -------------
       A      $0.2777        $0.0038         $0.0297
       B      $0.1865        $0.0038         $0.0297
       C      $0.2111        $0.0038         $0.0297
       Y      $0.3159        $0.0038         $0.0297

Growth Allocation Fund

                         8/1/06 - 7/31/07
                         ----------------
                Net
             Investment     Short-Term      Long-Term
     Class     Income     Capital Gains   Capital Gains
     -----     ------     -------------   -------------
       A      $0.2283          $ -           $0.1000
       B      $0.1442          $ -           $0.1000
       C      $0.1623          $ -           $0.1000
       Y      $0.2678          $ -           $0.1000

Aggressive Allocation Fund

                         8/1/06 - 7/31/07
                         ----------------
                Net
             Investment     Short-Term      Long-Term
     Class     Income     Capital Gains   Capital Gains
     -----     ------     -------------   -------------
       A      $0.1561          $ -           $0.0567
       B      $0.0629          $ -           $0.0567
       C      $0.0826          $ -           $0.0567
       Y      $0.2025          $ -           $0.0567

Pioneer Ibbotson Conservative Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Fixed Income       70%
Equity             30%


                                  Short Term Bond                         27.00%
                                  ---------------------------------------------
                                  Domestic Corporate Bonds                17.00
                                  ---------------------------------------------
                                  Cash & Cash Equivalents                 13.00
                                  ---------------------------------------------
                                  High-Yield Corporate Bonds              13.00
                                  ---------------------------------------------
                                  Large-Cap Growth                         9.00
                                  ---------------------------------------------
                                  Large-Cap Value                          9.00
                                  ---------------------------------------------
                                  International Equities                   8.00
                                  ---------------------------------------------
                                  Mid/Small Cap Value                      2.00
                                  ---------------------------------------------
                                  Mid/Small Cap Growth                     2.00
                                  ---------------------------------------------
                                  Real Estate Investment Trusts (REITs)    0.00
                                  ---------------------------------------------
                                  Emerging Market                          0.00
                                  ---------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                    International Stocks
-----------------------------------------      ------------------------------------
Pioneer Research                     7.55%     Pioneer International Equity    6.53%
-----------------------------------------      ------------------------------------
Pioneer Fund                         5.42      Pioneer Europe Select Equity    2.15
-----------------------------------------      ------------------------------------
Pioneer Oak Ridge Large Cap Growth   3.36      Bonds
-----------------------------------------      ------------------------------------
Pioneer Cullen Value                 3.28      Pioneer Short Term Income      28.38
-----------------------------------------      ------------------------------------
Pioneer Independence                 2.19      Pioneer Bond                   18.75
-----------------------------------------      ------------------------------------
Pioneer Mid Cap Growth               1.08      Pioneer High Yield              7.81
-----------------------------------------      ------------------------------------
Pioneer Value                        1.07      Pioneer Strategic Income        5.70
-----------------------------------------      ------------------------------------
Pioneer Small Cap Value              1.05      Pioneer Global High Yield       3.33
-----------------------------------------      ------------------------------------
                                               Pioneer Government Income       2.35
                                               ------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.


---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                                    Public
                   Net Asset       Offering
Period            Value (NAV)     Price (POP)
Life-of-Class
(5/12/05)            6.83%           4.01%
1 Year               8.89            2.76
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     2.83%           1.49%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
      Conservative     & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
5/05      9,425         10,000         10,000
7/05      9,599         10,386          9,963
7/06      9,910         10,945         10,108
7/07     10,800         12,710         10,672

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(5/12/05)            5.93%           4.66%
1 Year               8.09            4.09
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     3.79%           2.39%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
      Conservative     & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
5/05     10,000         10,000         10,000
7/05     10,178         10,386          9,963
7/06     10,409         10,945         10,108
7/07     10,950         12,710         10,672

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                      If              If
Period               Held          Redeemed

Life-of-Class
(5/12/05)            5.89%           5.89%
1 Year               8.00            8.00
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     3.51%           2.39%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
      Conservative     & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
5/05     10,000         10,000         10,000
7/05     10,168         10,386          9,963
7/06     10,419         10,945         10,108
7/07     11,253         12,710         10,672

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(5/12/05)*           6.88%           6.88%
1 Year               8.91            8.91
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     2.90%           2.90%
---------------------------------------------

*    Inception date of Class A Shares.

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
      Conservative     & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
5/05     10,000         10,000         10,000
7/05     10,188         10,386          9,963
7/06     10,538         10,945         10,108
7/07     11,477         12,710         10,672

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity               60%
Fixed Income         40%


                                  Short Term Bond                         17.00%
                                  ---------------------------------------------
                                  Large-Cap Growth                        15.50
                                  ---------------------------------------------
                                  Large-Cap Value                         15.50
                                  ---------------------------------------------
                                  International Equities                  12.00
                                  ---------------------------------------------
                                  Domestic Corporate Bonds                 9.00
                                  ---------------------------------------------
                                  High-Yield Corporate Bonds               8.00
                                  ---------------------------------------------
                                  Mid/Small Cap Value                      6.00
                                  ---------------------------------------------
                                  Cash & Cash Equivalents                  6.00
                                  ---------------------------------------------
                                  Mid/Small Cap Growth                     6.00
                                  ---------------------------------------------
                                  Real Estate Investment Trusts (REITs)    3.00
                                  ---------------------------------------------
                                  Emerging Market                          2.00
                                  ---------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
------------------------------------------    ------------------------------------
Pioneer Research                    10.18%    Pioneer International Equity  10.24%
------------------------------------------    ------------------------------------
Pioneer Fund                         9.14     Pioneer Europe Select Equity   2.95
------------------------------------------    ------------------------------------
Pioneer Oak Ridge Large Cap Growth   7.54     Pioneer Emerging Markets       2.27
------------------------------------------    ------------------------------------
Pioneer Cullen Value                 4.07     Bonds
------------------------------------------    ------------------------------------
Pioneer Value                        3.04     Pioneer Short Term Income     18.73
------------------------------------------    ------------------------------------
Pioneer Independence                 2.96     Pioneer Bond                   9.32
------------------------------------------    ------------------------------------
Pioneer Real Estate                  2.64     Pioneer High Yield             4.22
------------------------------------------    ------------------------------------
Pioneer Mid Cap Growth               2.06     Pioneer Global High Yield      1.97
------------------------------------------    ------------------------------------
Pioneer Growth Opportunities         1.99     Pioneer Government Income      1.52
------------------------------------------    ------------------------------------
Pioneer Mid Cap Value                1.96     Pioneer Strategic Income       1.26
------------------------------------------    ------------------------------------
Pioneer Small Cap Value              1.94
------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                                    Public
                   Net Asset       Offering
Period            Value (NAV)     Price (POP)
Life-of-Class
(8/9/04)            10.66%           8.48%
1 Year              12.58            6.15
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     1.42%           1.42%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
        Moderate       & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04      9,425         10,000         10,000
7/05     10,570         11,358         10,282
7/06     11,097         11,969         10,433
7/07     12,493         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)             8.62%           7.76%
1 Year              11.70            7.70
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     2.30%           2.30%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
        Moderate       & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     10,978         11,358         10,282
7/06     11,417         11,969         10,433
7/07     12,453         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)

                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)             8.43%           8.43%
1 Year              11.83           11.83
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)

                     Gross            Net
                     2.21%           2.21%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
        Moderate       & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,122         11,358         10,282
7/06     11,573         11,969         10,433
7/07     12,941         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)*            10.96%          10.96%
1 Year               12.98           12.98
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                     Gross            Net
                      1.07%           1.07%
---------------------------------------------

* Inception date of Class A Shares.

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
        Moderate       & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,213         11,358         10,282
7/06     11,826         11,969         10,433
7/07     13,361         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity           75%
Fixed Income     25%

                                  Large-Cap Value                         17.50%
                                  ---------------------------------------------
                                  Large-Cap Growth                        16.50
                                  ---------------------------------------------
                                  International Equities                  16.00
                                  ---------------------------------------------
                                  Short Term Bond                         12.50
                                  ---------------------------------------------
                                  Mid/Small Cap Growth                     8.50
                                  ---------------------------------------------
                                  Mid/Small Cap Value                      8.50
                                  ---------------------------------------------
                                  Domestic Corporate Bonds                 7.50
                                  ---------------------------------------------
                                  High-Yield Corporate Bonds               5.00
                                  ---------------------------------------------
                                  Emerging Market                          4.00
                                  ---------------------------------------------
                                  Real Estate Investment Trusts (REITs)    4.00
                                  ---------------------------------------------
                                  Cash & Cash Equivalents                  0.00
                                  ---------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
------------------------------------------    ------------------------------------
Pioneer Research                    11.70%    Pioneer International Equity  12.22%
------------------------------------------    ------------------------------------
Pioneer Oak Ridge Large Cap Growth   9.16     Pioneer Emerging Markets       4.51
------------------------------------------    ------------------------------------
Pioneer Fund                         9.03     Pioneer Europe Select Equity   3.71
------------------------------------------    ------------------------------------
Pioneer Cullen Value                 4.09     Bonds
------------------------------------------    ------------------------------------
Pioneer Mid Cap Value                3.68     Pioneer Short Term Income     11.41
------------------------------------------    ------------------------------------
Pioneer Real Estate                  3.42     Pioneer Bond                   7.99
------------------------------------------    ------------------------------------
Pioneer Mid Cap Growth               3.22     Pioneer High Yield             2.13
------------------------------------------    ------------------------------------
Pioneer Value                        3.14     Pioneer Global High Yield      0.94
------------------------------------------    ------------------------------------
Pioneer Independence                 2.90     Pioneer Strategic Income       0.67
------------------------------------------    ------------------------------------
Pioneer Growth Opportunities         2.86     Pioneer Government Income      0.54
------------------------------------------    ------------------------------------
Pioneer Small Cap Value              2.68
------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
                                     Public
                    Net Asset       Offering
Period             Value (NAV)     Price (POP)
Life-of-Class
(8/9/04)             13.00%          10.77%
1 Year               14.73            8.17
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      1.57%           1.57%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
         Growth        & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04      9,425         10,000         10,000
7/05     10,892         11,358         10,282
7/06     11,577         11,969         10,433
7/07     13,281         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)              8.95%          8.09%
1 Year               13.67           9.67
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                     Gross            Net
                      2.45%          2.40%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
         Growth        & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,046         11,358         10,282
7/06     11,657         11,969         10,433
7/07     12,950         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)             11.00%          11.00%
1 Year               13.75           13.75
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                     Gross            Net
                      2.29%           2.29%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
         Growth        & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,310         11,358         10,282
7/06     11,933         11,969         10,433
7/07     13,575         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)*            13.37%          13.37%
1 Year               14.87           14.87
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      1.15%           1.15%
---------------------------------------------

* Inception date of Class A Shares.

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
         Growth        & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,553         11,358         10,282
7/06     12,387         11,969         10,433
7/07     14,229         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 7/31/07
--------------------------------------------------------------------------------

Target Asset Allocations
--------------------------------------------------------------------------------

[The following data was represented as a pie chart in the printed material]

Equity             90%
Fixed Income       10%

                                  International Equities                  21.00%
                                  ---------------------------------------------
                                  Large-Cap Growth                        19.00
                                  ---------------------------------------------
                                  Large-Cap Value                         19.00
                                  ---------------------------------------------
                                  Mid/Small Cap Growth                    10.50
                                  ---------------------------------------------
                                  Mid/Small Cap Value                     10.50
                                  ---------------------------------------------
                                  Domestic Corporate Bonds                 7.00
                                  ---------------------------------------------
                                  Emerging Market                          5.00
                                  ---------------------------------------------
                                  Real Estate Investment Trusts (REITs)    5.00
                                  ---------------------------------------------
                                  Short Term Bond                          3.00
                                  ---------------------------------------------
                                  High-Yield Corporate Bonds               0.00
                                  ---------------------------------------------
                                  Cash & Cash Equivalents                  0.00
                                  ---------------------------------------------


Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                   International Stocks
------------------------------------------    ------------------------------------
Pioneer Research                     13.03%   Pioneer International Equity  15.17%
------------------------------------------    ------------------------------------
Pioneer Oak Ridge Large Cap Growth   10.28    Pioneer Europe Select Equity   5.66
------------------------------------------    ------------------------------------
Pioneer Fund                         10.08    Pioneer Emerging Markets       5.64
------------------------------------------    ------------------------------------
Pioneer Cullen Value                  5.01    Bonds
------------------------------------------    ------------------------------------
Pioneer Mid Cap Value                 4.60    Pioneer Bond                   6.08
------------------------------------------    ------------------------------------
Pioneer Real Estate                   4.40    Pioneer Short Term Income      2.47
------------------------------------------    ------------------------------------
Pioneer Value                         3.92
------------------------------------------
Pioneer Small Cap Value               3.63
------------------------------------------
Pioneer Growth Opportunities          3.57
------------------------------------------
Pioneer Mid Cap Growth                3.33
------------------------------------------
Pioneer Independence                  3.13
------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                                    Public
                   Net Asset       Offering
Period             Value (NAV)    Price (POP)
Life-of-Class
(8/9/04)             15.07%          12.80%
1 Year               16.41            9.68
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      1.72%           1.72%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
       Aggressive      & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04      9,425         10,000         10,000
7/05     11,173         11,358         10,282
7/06     11,989         11,969         10,433
7/07     13,956         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)             12.97%          12.18%
1 Year               15.49           11.49
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      2.59%           2.54%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
       Aggressive      & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,690         11,358         10,282
7/06     12,434         11,969         10,433
7/07     14,061         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)             13.50%          13.50%
1 Year               15.63           15.63
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      2.46%           2.46%
---------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
       Aggressive      & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,563         11,358         10,282
7/06     12,299         11,969         10,433
7/07     14,221         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 7/31/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of July 31, 2007)
---------------------------------------------
                      If              If
Period               Held          Redeemed
Life-of-Class
(8/9/04)*            15.40%          15.40%
1 Year               17.10           17.10
---------------------------------------------
Expense Ratio
(Per prospectus dated 12/1/06)
                      Gross            Net
                      1.27%           1.27%
---------------------------------------------

* Inception date of Class A Shares.

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

        Pioneer
        Ibbotson       Standard         Lehman
       Aggressive      & Poor's        Brothers
       Allocation     500 Stock        Aggregate
          Fund          Index         Bond Index
8/04     10,000         10,000         10,000
7/05     11,860         11,358         10,282
7/06     12,759         11,969         10,433
7/07     14,941         13,900         11,015

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/07
--------------------------------------------------------------------------------

   Shares                                                             Value
            MUTUAL FUNDS - 88.7%
            PIONEER FUNDS - 88.7%
706,995     Pioneer Bond Fund Class Y                           $ 6,299,325
 53,239     Pioneer Cullen Value Fund Class Y                     1,102,585
 16,101     Pioneer Europe Select Equity Fund Class Y               720,999
 36,324     Pioneer Fund Class Y                                  1,820,175
 93,187     Pioneer Global High Yield Fund Class Y                1,119,179
 85,467     Pioneer Government Income Fund Class Y                  790,568
235,352     Pioneer High Yield Fund Class Y                       2,624,172
 51,679     Pioneer Independence Fund Class Y                       734,877
 77,791     Pioneer International Equity Fund Class Y             2,193,715
 21,710     Pioneer Mid-Cap Growth Fund Class Y                     364,077
 77,775     Pioneer Oak Ridge Large Cap Growth Fund Class Y       1,128,510
211,351     Pioneer Research Fund Class Y                         2,538,324
976,175     Pioneer Short Term Income Fund Class Y                9,537,234
 11,014     Pioneer Small Cap Value Fund Class Y                    352,678
185,502     Pioneer Strategic Income Fund Class Y                 1,914,379
 20,605     Pioneer Value Fund Class Y                              360,995
                                                                -----------
            TOTAL INVESTMENTS IN SECURITIES - 88.7%
            (Cost $32,672,694) (a)                              $33,601,792
            OTHER ASSETS AND LIABILITIES - 11.3%                  4,276,224
                                                                -----------
            TOTAL NET ASSETS - 100.0%                           $37,878,016
                                                                ===========

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $32,722,533 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                               $1,047,882
    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                 (168,623)
                                                                                ----------
    Net unrealized gain                                                         $  879,259
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2007 aggregated $21,727,283 and $4,013,102, respectively.


40  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/07
--------------------------------------------------------------------------------

Shares                                                                   Value
              MUTUAL FUNDS - 98.6%
              PIONEER FUNDS - 98.6%
3,065,010     Pioneer Bond Fund Class Y                           $ 27,309,242
  575,345     Pioneer Cullen Value Fund Class Y                     11,915,404
  163,862     Pioneer Emerging Markets Fund Class Y                  6,662,649
  193,160     Pioneer Europe Select Equity Fund Class Y              8,649,697
  534,365     Pioneer Fund Class Y                                  26,777,044
  481,351     Pioneer Global High Yield Fund Class Y                 5,781,028
  481,912     Pioneer Government Income Fund Class Y                 4,457,690
  196,884     Pioneer Growth Opportunities Fund Class Y              5,831,717
1,107,970     Pioneer High Yield Fund Class Y                       12,353,864
  609,033     Pioneer Independence Fund Class Y                      8,660,454
1,064,389     Pioneer International Equity Fund Class Y             30,015,757
  360,497     Pioneer Mid-Cap Growth Fund Class Y                    6,045,527
  223,490     Pioneer Mid-Cap Value Fund Class Y                     5,741,471
1,523,021     Pioneer Oak Ridge Large Cap Growth Fund Class Y       22,099,038
  277,426     Pioneer Real Estate Shares Fund Class Y                7,731,858
2,485,323     Pioneer Research Fund Class Y                         29,848,729
5,619,320     Pioneer Short Term Income Fund Class Y                54,900,755
  177,673     Pioneer Small Cap Value Fund Class Y                   5,689,104
  358,363     Pioneer Strategic Income Fund Class Y                  3,698,309
  507,768     Pioneer Value Fund Class Y                             8,896,090
                                                                  ------------
              TOTAL INVESTMENTS IN SECURITIES - 98.6%
              (Cost $263,624,784) (a)                             $293,065,427
              OTHER ASSETS AND LIABILITIES - 1.4%                    4,272,046
                                                                  ------------
              TOTAL NET ASSETS - 100.0%                           $297,337,473
                                                                  ============

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $265,294,879 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                               $29,619,833
    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                (1,849,285)
                                                                                -----------
    Net unrealized gain                                                         $27,770,548
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2007 aggregated $75,211,098 and $53,163,861, respectively.

 The accompanying notes are an integral part of these financial statements.  41

Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/07
--------------------------------------------------------------------------------

Shares                                                                    Value
              MUTUAL FUNDS - 101.7%
              PIONEER FUNDS - 101.7%
2,640,397     Pioneer Bond Fund Class Y                            $ 23,525,940
  580,742     Pioneer Cullen Value Fund Class Y                      12,027,172
  326,345     Pioneer Emerging Markets Fund Class Y                  13,269,190
  243,909     Pioneer Europe Select Equity Fund Class Y              10,922,244
  530,317     Pioneer Fund Class Y                                   26,574,182
  229,958     Pioneer Global High Yield Fund Class Y                  2,761,800
  171,736     Pioneer Government Income Fund Class Y                  1,588,554
  284,349     Pioneer Growth Opportunities Fund Class Y               8,422,431
  563,405     Pioneer High Yield Fund Class Y                         6,281,967
  600,316     Pioneer Independence Fund Class Y                       8,536,499
1,275,695     Pioneer International Equity Fund Class Y              35,974,597
  565,603     Pioneer Mid-Cap Growth Fund Class Y                     9,485,170
  421,105     Pioneer Mid-Cap Value Fund Class Y                     10,818,182
1,857,532     Pioneer Oak Ridge Large Cap Growth Fund Class Y        26,952,789
  361,331     Pioneer Real Estate Shares Fund Class Y                10,070,297
2,868,147     Pioneer Research Fund Class Y                          34,446,445
3,436,904     Pioneer Short Term Income Fund Class Y                 33,578,548
  246,283     Pioneer Small Cap Value Fund Class Y                    7,885,980
  189,543     Pioneer Strategic Income Fund Class Y                   1,956,084
  527,550     Pioneer Value Fund Class Y                              9,242,670
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 101.7%
              (Cost $262,767,673) (a)                              $294,320,741
              OTHER ASSETS AND LIABILITIES - (1.7%)                  (4,955,467)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $289,365,274
                                                                   ============

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $263,443,143 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                               $32,059,607
    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                (1,182,009)
                                                                                -----------
    Net unrealized gain                                                         $30,877,598
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2007 aggregated $88,370,621 and $29,376,260, respectively.

42   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 7/31/07
--------------------------------------------------------------------------------

Shares                                                                    Value
              MUTUAL FUNDS - 100.4%
              PIONEER FUNDS - 100.4%
1,223,598     Pioneer Bond Fund Class Y                            $ 10,902,256
  433,753     Pioneer Cullen Value Fund Class Y                       8,983,025
  248,847     Pioneer Emerging Markets Fund Class Y                  10,118,111
  226,569     Pioneer Europe Select Equity Fund Class Y              10,145,742
  360,689     Pioneer Fund Class Y                                   18,074,102
  216,310     Pioneer Growth Opportunities Fund Class Y               6,407,108
  395,029     Pioneer Independence Fund Class Y                       5,617,313
  964,581     Pioneer International Equity Fund Class Y              27,201,182
  356,603     Pioneer Mid-Cap Growth Fund Class Y                     5,980,224
  320,725     Pioneer Mid-Cap Value Fund Class Y                      8,239,419
1,270,176     Pioneer Oak Ridge Large Cap Growth Fund Class Y        18,430,257
  282,985     Pioneer Real Estate Shares Fund Class Y                 7,886,780
1,945,472     Pioneer Research Fund Class Y                          23,365,116
  452,525     Pioneer Short Term Income Fund Class Y                  4,421,172
  203,070     Pioneer Small Cap Value Fund Class Y                    6,502,292
  400,901     Pioneer Value Fund Class Y                              7,023,786
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.4%
              (Cost $154,692,772) (a)                              $179,297,885
              OTHER ASSETS AND LIABILITIES - (0.4%)                    (740,628)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $178,557,257
                                                                   ============

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal tax purposes of $155,643,384 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                $24,074,420
    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                   (419,919)
                                                                                 -----------
    Net unrealized gain                                                          $23,654,501
                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2007 aggregated $56,690,622 and $29,218,755, respectively.

 The accompanying notes are an integral part of these financial statements.  43

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 7/31/07
--------------------------------------------------------------------------------

                                                Conservative     Moderate         Growth        Aggressive
                                                 Allocation     Allocation      Allocation      Allocation
                                                    Fund           Fund            Fund            Fund
ASSETS:
 Investments in securities of affiliated
   issuers, at value (at cost
   $32,672,694, $263,624,784,
   $262,767,673 and
   $154,692,772, respectively)                 $33,601,792   $293,065,427    $294,320,741    $179,297,885
 Cash                                            4,091,053      4,660,624               -               -
 Receivables for:
   Investment Funds sold                             4,811        683,991         101,450         187,287
   Capital stock sold                              255,825        308,149         595,197         215,839
   Due from Pioneer Investment
    Management, Inc.                                11,890              -          12,031           8,978
 Other assets                                       30,909         33,263          52,554          39,588
                                               -----------   ------------    ------------    ------------
    Total assets                               $37,996,280   $298,751,454    $295,081,973    $179,749,577
                                               -----------   ------------    ------------    ------------
LIABILITIES:
 Payables for:
   Due to Custodian                            $         -   $          -    $    663,941    $    533,122
   Funds purchased                                  15,018        112,717         190,664         366,653
   Capital stock redeemed                           20,827      1,015,355       4,546,228          85,911
 Due to affiliates                                  27,337        216,626         245,365         142,490
 Accrued expenses and other
   liabilities                                      55,082         69,283          70,501          64,144
                                               -----------   ------------    ------------    ------------
    Total liabilities                          $   118,264   $  1,413,981    $  5,716,699    $  1,192,320
                                               -----------   ------------    ------------    ------------
NET ASSETS:
 Paid-in capital                               $36,138,916   $258,946,001    $249,615,111    $149,533,567
 Accumulated undistributed net
   investment income                               483,044      2,072,065         571,326         321,362
 Accumulated net realized gain on
   investments                                     326,958      6,878,764       7,625,769       4,097,215
 Net unrealized gain on investments                929,098     29,440,643      31,553,068      24,605,113
                                               -----------   ------------    ------------    ------------
    Total net assets                           $37,878,016   $297,337,473    $289,365,274    $178,557,257
                                               ===========   ============    ============    ============
NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of
  shares authorized)
   Net Assets of Class A shares                $23,323,650   $165,090,227    $157,452,654    $114,053,748
   Net Assets of Class B shares                $ 4,729,198   $ 60,795,576    $ 76,094,766    $ 37,748,526
   Net Assets of Class C shares                $ 9,814,492   $ 47,405,435    $ 52,861,496    $ 23,583,570
   Net Assets of Class Y shares                $    10,676   $ 24,046,235    $  2,956,358    $  3,171,413
                                               ===========   ============    ============    ============
   Class A Shares outstanding                    2,067,022     13,205,584      11,693,265       8,032,841
   Class B Shares outstanding                      425,883      5,080,381       6,253,890       2,786,111
   Class C Shares outstanding                      884,953      3,991,734       4,096,879       1,717,199
   Class Y Shares outstanding                          945      1,915,400         218,173         222,415
                                               ===========   ============    ============    ============
   Net Asset Value - Class A shares            $     11.28   $      12.50    $      13.47    $      14.20
   Net Asset Value - Class B shares            $     11.10   $      11.97    $      12.17    $      13.55
   Net Asset Value - Class C shares            $     11.09   $      11.88    $      12.90    $      13.73
   Net Asset Value - Class Y shares            $     11.30   $      12.55    $      13.55    $      14.26
                                               ===========   ============    ============    ============
MAXIMUM OFFERING PRICE:
 Class A (100 [divided by] 94.25 x net asset
   value per share)                            $     11.97   $      13.26    $      14.29    $      15.07
                                               ===========   ============    ============    ============

44   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                            Conservative    Moderate        Growth       Aggressive
                                             Allocation    Allocation     Allocation     Allocation
                                                Fund          Fund           Fund           Fund
INVESTMENT INCOME:
 Dividend income from securities
   of affiliated issuers                    $  937,834    $ 6,568,664    $ 4,761,914    $ 2,011,799
 Interest                                      157,667        400,075         17,758         67,434
                                            ----------    -----------    -----------    -----------
   Total investment income                  $1,095,501    $ 6,968,739    $ 4,779,672    $ 2,079,233
                                            ----------    -----------    -----------    -----------
EXPENSES:
 Management fees                            $   39,012    $   377,431    $   342,936    $   214,111
 Transfer agent fees and expenses
   Class A                                      23,594        213,775        271,713        249,730
   Class B                                       9,874        137,937        228,417        127,228
   Class C                                       9,134         49,717         67,893         37,420
   Class Y                                          25          4,764          2,247          2,834
 Distribution fees
   Class A                                      45,261        406,920        358,831        260,722
   Class B                                      37,929        602,056        718,393        356,430
   Class C                                      77,304        402,475        444,793        199,411
 Administrative reimbursements                  14,737         76,975         71,094         53,490
 Custodian fees                                 19,692        154,714        167,125        127,935
 Registration fees                              57,400         80,759         78,885         68,036
 Professional fees                              41,433         59,373         53,223         51,076
 Printing fees                                   7,500         13,941         19,353         14,410
 Fees and expenses of nonaffiliated
   trustees                                      4,522          2,057          7,162          6,446
 Insurance expense                                 357          6,440          5,016          3,200
 Miscellaneous                                   2,059          3,082          2,672          2,090
                                            ----------    -----------    -----------    -----------
   Total expenses                           $  389,833    $ 2,592,416    $ 2,839,753    $ 1,774,569
   Less management fees waived and
    expenses reimbursed by Pioneer
    Investment Management, Inc.                (50,668)             -        (12,023)       (10,500)
   Less fees paid indirectly                    (1,376)       (15,964)       (25,260)       (17,662)
                                            ----------    -----------    -----------    -----------
   Net expenses                             $  337,789    $ 2,576,452    $ 2,802,470    $ 1,746,407
                                            ----------    -----------    -----------    -----------
    Net investment income                   $  757,712    $ 4,392,287    $ 1,977,202    $   332,826
                                            ----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments    $   (3,804)   $ 1,469,923    $   309,918    $ 1,148,529
 Realized gain distributions from
   investment company shares                   449,214      8,871,123      9,796,499      7,145,723
 Change in net unrealized gain (loss)
   on investments                              943,898     18,224,119     20,626,049     14,484,776
                                            ----------    -----------    -----------    -----------
 Net gain on investments                    $1,389,308    $28,565,165    $30,732,466    $22,779,028
                                            ----------    -----------    -----------    -----------
 Net increase in net assets resulting
   from operations                          $2,147,020    $32,957,452    $32,709,668    $23,111,854
                                            ==========    ===========    ===========    ===========

  The accompanying notes are an integral part of these financial statements. 45

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 7/31/07 and 7/31/06

                                           Conservative Allocation Fund        Moderate Allocation Fund
                                          ------------------------------    ------------------------------
                                               Year             Year             Year             Year
                                              Ended            Ended             Ended           Ended
                                             7/31/07          7/31/06           7/31/07         7/31/06
FROM OPERATIONS:
Net investment income                     $     757,712    $     176,494    $   4,392,287    $   2,661,929
Net realized gain on investments                445,410           41,436       10,341,046        9,459,032
Change in net unrealized gain (loss) on
  investments                                   943,898          (36,031)      18,224,119       (1,460,980)
                                          -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations                         $   2,147,020    $     181,899    $  32,957,452    $  10,659,981
                                          -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A ($0.19, $0.06, $0.28 and
    $0.06, respectively)                  $    (352,800)   $     (22,489)   $  (3,595,361)   $    (695,194)
   Class B ($0.16, $0.06, $0.19 and
    $0.03, respectively)                        (51,337)          (9,129)        (965,092)        (142,133)
   Class C ($0.16, $0.06, $0.21 and
    $0.01, respectively)                       (109,847)         (10,659)        (710,891)         (31,961)
   Class Y ($0.19, $0.06, $0.32 and
    $0.08, respectively)                           (176)              (6)        (686,855)        (334,603)
 Net realized gain on investments
   Class A ($0.02, $0.01, $0.03 and
    $0.24, respectively)                        (35,042)          (3,055)        (433,722)      (2,636,349)
   Class B ($0.02, $0.01, $0.03 and
    $0.24, respectively)                         (6,124)          (1,240)        (173,354)      (1,086,431)
   Class C ($0.02, $0.01, $0.03 and
    $0.24, respectively)                        (13,007)          (1,448)        (112,813)        (524,670)
   Class Y ($0.02, $0.01, $0.03 and
    $0.24, respectively)                            (18)              (1)         (72,838)      (1,057,414)
                                          -------------    -------------    -------------    -------------
   Total distributions to shareowners     $    (568,351)   $     (48,027)   $  (6,750,926)   $  (6,508,755)
                                          -------------    -------------    -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares          $  27,279,565    $  17,709,197    $  82,429,746    $ 113,368,592
Reinvestment of distributions                   470,891           35,314        6,044,029        5,879,935
Cost of shares repurchased                   (8,329,288)      (2,777,184)     (81,098,373)     (73,049,619)
Shares issued in reorganization                       -                -                -      155,508,777
                                          -------------    -------------    -------------    -------------
 Net increase in net assets resulting
   from Fund share transactions           $  19,421,168    $  14,967,327    $   7,375,402    $ 201,707,685
                                          -------------    -------------    -------------    -------------
 Net increase in net assets               $  20,999,837    $  15,101,199    $  33,581,928    $ 205,858,911
NET ASSETS:
Beginning of period                          16,878,179        1,776,980      263,755,545       57,896,634
                                          -------------    -------------    -------------    -------------
End of period                             $  37,878,016    $  16,878,179    $ 297,337,473    $ 263,755,545
                                          =============    =============    =============    =============
Accumulated undistributed
  net investment income,
  end of period                           $     483,044    $     149,065    $   2,072,065    $   2,083,330
                                          =============    =============    =============    =============

46   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Growth Allocation Fund         Aggressive Allocation Fund
                                        ------------------------------    ------------------------------
                                               Year             Year             Year             Year
                                               Ended            Ended            Ended            Ended
                                              7/31/07          7/31/06          7/31/07          7/31/06
FROM OPERATIONS:
Net investment income (loss)            $   1,977,202    $     659,773    $     332,826    $    (134,073)
Net realized gain on investments           10,106,417        4,635,900        8,294,252        4,831,003
Change in net unrealized gain
  on investments                           20,626,049        3,158,797       14,484,776        1,495,849
                                        -------------    -------------    -------------    -------------
Net increase in net assets resulting
  from operations                       $  32,709,668    $   8,454,470    $  23,111,854    $   6,192,779
                                        -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income
   Class A ($0.23, $0.05, $0.16 and
    $0.02, respectively)                $  (2,440,569)   $    (345,018)   $  (1,175,654)   $     (73,792)
   Class B ($0.14, $0.02, $0.06 and
    $0.00, respectively)                     (862,255)         (82,794)        (170,484)               -
   Class C ($0.16, $0.00, $0.08 and
    $0.00, respectively)                     (542,866)               -         (119,362)               -
   Class Y ($0.27, $0.06, $0.20 and
    $0.03, respectively)                      (55,783)         (39,851)         (79,270)         (25,479)
 Net realized gain on investments
   Class A ($0.10, $0.13, $0.06 and
    $0.27, respectively)                   (1,069,019)        (902,786)        (427,031)      (1,223,951)
   Class B ($0.10, $0.13, $0.06 and
    $0.27, respectively)                     (597,958)        (577,319)        (153,679)        (567,882)
   Class C ($0.10, $0.13, $0.06 and
    $0.27, respectively)                     (334,483)        (261,229)         (81,935)        (231,664)
   Class Y ($0.10, $0.13, $0.06 and
    $0.27, respectively)                      (20,830)         (80,074)         (22,196)        (243,638)
                                        -------------    -------------    -------------    -------------
   Total distributions to shareowners   $  (5,923,763)   $  (2,289,071)   $  (2,229,611)   $  (2,366,406)
                                        -------------    -------------    -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares        $ 101,083,097    $ 118,122,801    $  59,146,717    $  75,239,813
Reinvestment of distributions               5,541,108        2,099,209        2,097,785        2,169,818
Cost of shares repurchased                (57,961,702)     (36,958,781)     (38,857,236)     (30,943,807)
Shares issued in reorganization                     -       68,183,852                -       51,316,549
                                        -------------    -------------    -------------    -------------
 Net increase in net assets resulting
   from Fund share transactions         $  48,662,503    $ 151,447,081    $  22,387,266    $  97,782,373
                                        -------------    -------------    -------------    -------------
 Net increase in net assets             $  75,448,408    $ 157,612,480    $  43,269,509    $ 101,608,746
NET ASSETS:
Beginning of period                       213,916,866       56,304,386      135,287,748       33,679,002
                                        -------------    -------------    -------------    -------------
End of period                           $ 289,365,274    $ 213,916,866    $ 178,557,257    $ 135,287,748
                                        =============    =============    =============    =============
Accumulated undistributed
  net investment income,
  end of period                         $     571,326    $     672,433    $     321,362    $      75,741
                                        =============    =============    =============    =============

 The accompanying notes are an integral part of these financial statements.  47

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Years Ended 7/31/07 and 7/31/06

                                                    Conservative Allocation Fund
                                   ----------------------------------------------------------
                                   '07 Shares      '07 Amount         '06 Shares    '06 Amount
CLASS A
 Shares sold                        1,675,353      $18,500,177          898,359     $9,400,261
 Reinvestment of distributions         33,733          368,359            2,031         21,079
 Less shares repurchased             (479,247)      (5,344,105)        (148,457)    (1,557,446)
                                    ---------      -----------         --------     ----------
   Net increase                     1,229,839      $13,524,431          751,933     $7,863,894
                                    =========      ===========         ========     ==========
CLASS B
 Shares sold                          236,187      $ 2,583,516          286,529     $2,974,458
 Reinvestment of distributions          4,693           50,688              835          8,620
 Less shares repurchased              (85,992)        (940,137)         (37,816)      (393,152)
                                    ---------      -----------         --------     ----------
   Net increase                       154,888      $ 1,694,067          249,548     $2,589,926
                                    =========      ===========         ========     ==========
CLASS C
 Shares sold                          568,924      $ 6,195,872          510,972     $5,324,478
 Reinvestment of distributions          4,805           51,844              544          5,615
 Less shares repurchased             (187,162)      (2,045,046)         (79,377)      (826,586)
                                    ---------      -----------         --------     ----------
   Net increase                       386,567      $ 4,202,670          432,139     $4,503,507
                                    =========      ===========         ========     ==========
CLASS Y
 Shares sold                                -      $         -              945     $   10,000
 Reinvestment of distributions              -                -                -              -
 Less shares repurchased                    -                -                -              -
                                    ---------      -----------         --------     ----------
   Net increase                             -      $         -              945     $   10,000
                                    =========      ===========         ========     ==========

                                                             Moderate Allocation Fund
                                        -----------------------------------------------------------------
                                        '07 Shares     '07 Amount           '06 Shares       '06 Amount
CLASS A
 Shares sold                             4,074,111     $49,725,116            6,405,638     $ 72,857,111
 Reinvestment of distributions             314,311       3,781,164              269,424        3,009,471
 Less shares repurchased                (4,222,518)    (51,804,650)          (2,680,612)     (30,546,449)
 Shares issued in reorganization                 -               -            6,095,571       68,142,545
                                        ----------     -----------           ----------     ------------
   Net increase                            165,904     $ 1,701,630           10,090,021     $113,462,678
                                        ==========     ===========           ==========     ============
CLASS B
 Shares sold                               932,886     $10,869,626            1,605,785     $ 17,587,651
 Reinvestment of distributions              89,682       1,037,617              105,082        1,131,732
 Less shares repurchased                  (983,186)    (11,535,587)            (664,314)      (7,283,351)
 Shares issued in reorganization                 -               -            3,086,496       33,269,915
                                        ----------     -----------           ----------     ------------
   Net increase                             39,382     $   371,656            4,133,049     $ 44,705,947
                                        ==========     ===========           ==========     ============
CLASS C
 Shares sold                             1,736,902     $20,273,756            1,923,525     $ 20,933,219
 Reinvestment of distributions              50,255         576,929               33,895          362,338
 Less shares repurchased                  (782,532)     (9,089,223)            (395,765)      (4,288,391)
                                        ----------     -----------           ----------     ------------
   Net increase                          1,004,625     $11,761,462            1,561,655     $ 17,007,166
                                        ==========     ===========           ==========     ============
CLASS Y
 Shares sold                               127,023     $ 1,561,248              174,727     $  1,990,611
 Reinvestment of distributions              53,758         648,319              123,333        1,376,394
 Less shares repurchased                  (696,159)     (8,668,913)          (2,706,254)     (30,931,428)
 Shares issued in reorganization                 -               -            4,838,972       54,096,317
                                        ----------     -----------           ----------     ------------
   Net increase (decrease)                (515,378)    $(6,459,346)           2,430,778     $ 26,531,894
                                        ==========     ===========           ==========     ============

48  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended 7/31/07 and 7/31/06

                                                             Growth Allocation Fund
                                        ---------------------------------------------------------------
                                        '07 Shares     '07 Amount            '06 Shares    '06 Amount
CLASS A
 Shares sold                             4,581,469     $59,854,154            5,798,720     $69,197,676
 Reinvestment of distributions             260,778       3,361,429               99,749       1,172,050
 Less shares repurchased                (2,797,188)    (36,805,149)          (1,538,171)    (18,428,645)
 Shares issued in reorganization                 -               -            2,572,757      29,688,353
                                        ----------     -----------           ----------     -----------
   Net increase                          2,045,059     $26,410,434            6,933,055     $81,629,434
                                        ==========     ===========           ==========     ===========
CLASS B
 Shares sold                             1,407,692     $16,572,434            2,420,842     $26,412,340
 Reinvestment of distributions             119,895       1,403,970               59,006         631,954
 Less shares repurchased                  (891,286)    (10,570,178)            (750,314)     (8,164,423)
 Shares issued in reorganization                 -               -            2,915,273      30,697,135
                                        ----------     -----------           ----------     -----------
   Net increase                            636,301     $ 7,406,226            4,644,807     $49,577,006
                                        ==========     ===========           ==========     ===========
CLASS C
 Shares sold                             1,876,853     $23,627,869            1,909,199     $21,909,801
 Reinvestment of distributions              56,602         702,425               17,009         192,886
 Less shares repurchased                  (714,675)     (9,034,349)            (387,946)     (4,507,506)
                                        ----------     -----------           ----------     -----------
   Net increase                          1,218,780     $15,295,945            1,538,262     $17,595,181
                                        ==========     ===========           ==========     ===========
CLASS Y
 Shares sold                                76,408     $ 1,028,640               51,290     $   602,984
 Reinvestment of distributions               5,650          73,284                8,708         102,319
 Less shares repurchased                  (116,745)     (1,552,026)            (482,918)     (5,858,207)
 Shares issued in reorganization                 -               -              675,780       7,798,364
                                        ----------     -----------           ----------     -----------
   Net increase (decrease)                 (34,687)    $  (450,102)             252,860     $ 2,645,460
                                        ==========     ===========           ==========     ===========

                                                           Aggressive Allocation Fund
                                        ---------------------------------------------------------------
                                        '07 Shares        '07 Amount         '06 Shares     '06 Amount
CLASS A
 Shares sold                             2,897,818     $39,680,448            4,278,800     $52,739,788
 Reinvestment of distributions             113,085       1,533,432              100,587       1,213,082
 Less shares repurchased                (1,820,781)    (25,206,002)          (1,049,894)    (12,946,732)
 Shares issued in reorganization                 -               -            1,763,269      20,930,973
                                        ----------     -----------           ----------     -----------
   Net increase                          1,190,122     $16,007,878            5,092,762     $61,937,111
                                        ==========     ===========           ==========     ===========
CLASS B
 Shares sold                               614,633     $ 8,000,633              958,460     $11,426,790
 Reinvestment of distributions              23,644         307,367               44,921         520,186
 Less shares repurchased                  (417,719)     (5,489,710)            (311,556)     (3,687,072)
 Shares issued in reorganization                 -               -            1,360,585      15,538,420
                                        ----------     -----------           ----------     -----------
   Net increase                            220,558     $ 2,818,290            2,052,410     $23,798,324
                                        ==========     ===========           ==========     ===========
CLASS C
 Shares sold                               724,822     $ 9,693,390              838,226     $10,065,538
 Reinvestment of distributions              12,263         161,506               14,339         168,202
 Less shares repurchased                  (313,094)     (4,183,498)            (178,514)     (2,148,569)
                                        ----------     -----------           ----------     -----------
   Net increase                            423,991     $ 5,671,398              674,051     $ 8,085,171
                                        ==========     ===========           ==========     ===========
CLASS Y
 Shares sold                               131,135     $ 1,772,246               84,627     $ 1,007,697
 Reinvestment of distributions               7,031          95,480               22,288         268,348
 Less shares repurchased                  (287,047)     (3,978,026)            (986,399)    (12,161,434)
 Shares issued in reorganization                 -               -            1,250,780      14,847,156
                                        ----------     -----------           ----------     -----------
   Net increase (decrease)                (148,881)    $(2,110,300)             371,296     $ 3,961,767
                                        ==========     ===========           ==========     ===========

 The accompanying notes are an integral part of these financial statements.  49

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Conservative Allocation Fund
                                                       Year         Year       5/12/05 (a)
                                                      Ended        Ended           To
                                                     7/31/07      7/31/06        7/31/05
CLASS A
Net asset value, beginning of period                 $ 10.56       $10.29        $ 10.00
                                                     -------       ------        -------
Increase from investment operations:
  Net investment income (b)                          $  0.32       $ 0.25        $  0.05
  Net realized and unrealized gain
   on investments                                       0.61         0.09           0.24
                                                     -------       ------        -------
   Net increase from investment operations           $  0.93       $ 0.34        $  0.29
                                                     -------       ------        -------
Distributions to shareowners:
  Net investment income                              $ (0.19)      $(0.06)       $     -
  Net realized gain                                    (0.02)       (0.01)             -
                                                     -------       ------        -------
Net increase in net asset value                      $  0.72       $ 0.27        $  0.29
                                                     -------       ------        -------
Net asset value, end of period                       $ 11.28       $10.56        $ 10.29
                                                     =======       ======        =======
Total return*                                           8.89%        3.33%          2.90%***
Ratio of net expenses to average net assets+ ++         0.78%        0.78%          0.78%**
Ratio of net investment income to average
  net assets+ ++                                        2.90%        2.38%          2.26%**
Portfolio turnover rate                                   15%          15%             9%
Net assets, end of period (in thousands)             $23,324       $8,837        $   877
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.98%        2.12%         40.41%**
  Net investment income (loss)                          2.70%        1.04%        (37.37)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                          0.78%        0.78%          0.78%**
  Net investment income                                 2.90%        2.38%          2.26%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

50   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Conservative Allocation Fund
                                                       Year          Year         5/12/05 (a)
                                                      Ended         Ended             To
                                                     7/31/07       7/31/06          7/31/05
CLASS B
Net asset value, beginning of period                  $10.44        $10.28          $ 10.00
                                                      ------        ------          -------
Increase from investment operations:
  Net investment income (b)                           $ 0.21        $ 0.15          $  0.03
  Net realized and unrealized gain
   on investments                                       0.63          0.08             0.25
                                                      ------        ------          -------
   Net increase from investment operations            $ 0.84        $ 0.23          $  0.28
                                                      ------        ------          -------
Distributions to shareowners:
  Net investment income                               $(0.16)       $(0.06)         $     -
  Net realized gain                                    (0.02)        (0.01)               -
                                                      ------        ------          -------
Net increase in net asset value                       $ 0.66        $ 0.16          $  0.28
                                                      ------        ------          -------
Net asset value, end of period                        $11.10        $10.44          $ 10.28
                                                      ======        ======          =======
Total return*                                           8.09%         2.26%            2.80%***
Ratio of net expenses to average net assets+ ++         1.69%         1.68%            1.68%**
Ratio of net investment income to average
  net assets+ ++                                        1.91%         1.49%            1.23%**
Portfolio turnover rate                                   15%           15%               9%
Net assets, end of period (in thousands)              $4,729        $2,830          $   221
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.91%         3.08%           38.96%**
  Net investment income (loss)                          1.69%         0.09%          (36.05)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.68%         1.68%            1.68%**
  Net investment income                                 1.92%         1.49%            1.23%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   51

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Conservative Allocation Fund
                                                       Year          Year         5/12/05 (a)
                                                      Ended         Ended             To
                                                     7/31/07       7/31/06          7/31/05
CLASS C
Net asset value, beginning of period                  $10.44        $10.26          $ 10.00
                                                      ------        ------          -------
Increase from investment operations:
  Net investment income (b)                           $ 0.21        $ 0.15          $  0.03
  Net realized and unrealized gain
   on investments                                       0.62          0.10             0.23
                                                      ------        ------          -------
   Net increase from investment operations            $ 0.83        $ 0.25          $  0.26
                                                      ------        ------          -------
Distributions to shareowners:
  Net investment income                               $(0.16)       $(0.06)         $     -
  Net realized gain                                    (0.02)        (0.01)               -
                                                      ------        ------          -------
Net increase in net asset value                       $ 0.65        $ 0.18          $  0.26
                                                      ------        ------          -------
Net asset value, end of period                        $11.09        $10.44          $ 10.26
                                                      ======        ======          =======
Total return*                                           8.00%         2.46%            2.60%***
Ratio of net expenses to average net assets+ ++         1.68%         1.68%            1.68%**
Ratio of net investment income to average
  net assets+ ++                                        1.92%         1.48%            1.17%**
Portfolio turnover rate                                   15%           15%               9%
Net assets, end of period (in thousands)              $9,814        $5,201          $   679
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.76%         2.80%           45.38%**
  Net investment income (loss)                          1.84%         0.36%          (42.53)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.68%         1.68%            1.68%**
  Net investment income                                 1.92%         1.48%            1.17%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

52  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Conservative Allocation Fund
                                                       Year         10/5/05 (a)
                                                      Ended              To
                                                     7/31/07          7/31/06
CLASS Y
Net asset value, beginning of period                  $10.57          $10.32
                                                      ------          ------
Increase from investment operations:
  Net investment income (b)                           $ 0.29          $ 0.16
  Net realized and unrealized gain
   on investments                                       0.65            0.16
                                                      ------          ------
   Net increase from investment operations            $ 0.94          $ 0.32
                                                      ------          ------
Distributions to shareowners:
  Net investment income                               $(0.19)         $(0.06)
  Net realized gain                                    (0.02)          (0.01)
                                                      ------          ------
Net increase in net asset value                       $ 0.73          $ 0.25
                                                      ------          ------
Net asset value, end of period                        $11.30          $10.57
                                                      ======          ======
Total return*                                           8.91%           3.13%***
Ratio of net expenses to average net assets+ ++         0.90%           1.23%**
Ratio of net investment income to average
  net assets+ ++                                        2.64%           1.96%**
Portfolio turnover rate                                   15%             15%
Net assets, end of period (in thousands)              $   11          $   10
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.90%           2.19%**
  Net investment income                                 2.64%           0.98%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.88%           1.23%**
  Net investment income                                 2.66%           1.96%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   53

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Moderate Allocation Fund
                                                       Year           Year        8/9/04 (a)
                                                       Ended          Ended           To
                                                      7/31/07        7/31/06        7/31/05
CLASS A
Net asset value, beginning of period                $  11.39       $  11.15         $ 10.00
                                                    --------       --------         -------
Increase from investment operations:
  Net investment income (b)                         $   0.21       $   0.16         $  0.15
  Net realized and unrealized gain
   on investments                                       1.21           0.38            1.27
                                                    --------       --------         -------
   Net increase from investment operations          $   1.42       $   0.54         $  1.42
                                                    --------       --------         -------
Distributions to shareowners:
  Net investment income                             $  (0.28)      $  (0.06)        $ (0.04)
  Net realized gain                                    (0.03)         (0.24)          (0.23)
                                                    --------       --------         -------
Net increase in net asset value                     $   1.11       $   0.24         $  1.15
                                                    --------       --------         -------
Net asset value, end of period                      $  12.50       $  11.39         $ 11.15
                                                    ========       ========         =======
Total return*                                          12.58%          4.98%          14.37%***
Ratio of net expenses to average net assets+ ++         0.65%          0.63%           0.77%**
Ratio of net investment income to average
  net assets+ ++                                        1.75%          1.40%           1.37%**
Portfolio turnover rate                                   19%            52%             19%
Net assets, end of period (in thousands)            $165,090       $148,495         $32,893
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.65%          0.63%           1.26%**
  Net investment income                                 1.75%          1.40%           0.88%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.65%          0.63%           0.77%**
  Net investment income                                 1.75%          1.40%           1.37%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

54   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                            Moderate Allocation Fund
                                                       Year          Year        8/9/04 (a)
                                                      Ended         Ended            To
                                                     7/31/07       7/31/06         7/31/05
CLASS B
Net asset value, beginning of period                 $ 10.92       $ 10.77          $10.00
                                                     -------       -------          ------
Increase from investment operations:
  Net investment income (b)                          $  0.11       $  0.06          $ 0.02
  Net realized and unrealized gain
   on investments                                       1.16          0.36            0.98
                                                     -------       -------          ------
   Net increase from investment operations           $  1.27       $  0.42          $ 1.00
                                                     -------       -------          ------
Distributions to shareowners:
  Net investment income                              $ (0.19)      $ (0.03)         $    -
  Net realized gain                                    (0.03)        (0.24)          (0.23)
                                                     -------       -------          ------
Net increase in net asset value                      $  1.05       $  0.15          $ 0.77
                                                     -------       -------          ------
Net asset value, end of period                       $ 11.97       $ 10.92          $10.77
                                                     =======       =======          ======
Total return*                                          11.70%         4.00%          10.11%***
Ratio of net expenses to average net assets+ ++         1.50%         1.51%           1.67%**
Ratio of net investment income to average
  net assets+ ++                                        0.91%         0.51%           0.16%**
Portfolio turnover rate                                   19%           52%             19%
Net assets, end of period (in thousands)             $60,796       $55,053          $9,781
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.50%         1.51%           2.08%**
  Net investment income (loss)                          0.91%         0.51%          (0.25)%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.49%         1.51%           1.67%**
  Net investment income                                 0.92%         0.51%           0.16%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   55

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Moderate Allocation Fund
                                                       Year          Year         8/9/04 (a)
                                                      Ended         Ended             To
                                                     7/31/07       7/31/06         7/31/05
CLASS C
Net asset value, beginning of period                 $ 10.85       $ 10.68        $ 10.00
                                                     -------       -------        -------
Increase from investment operations:
  Net investment income (b)                          $  0.12       $  0.07        $  0.05
  Net realized and unrealized gain
   on investments                                       1.15          0.35           0.87
                                                     -------       -------        -------
   Net increase from investment operations           $  1.27       $  0.42        $  0.92
                                                     -------       -------        -------
Distributions to shareowners:
  Net investment income                              $ (0.21)      $ (0.01)       $ (0.01)
  Net realized gain                                    (0.03)        (0.24)         (0.23)
                                                     -------       -------        -------
Net increase in net asset value                      $  1.03       $  0.17        $  0.68
                                                     -------       -------        -------
Net asset value, end of period                       $ 11.88       $ 10.85        $ 10.68
                                                     =======       =======        =======
Total return*                                          11.83%         4.06%          9.32%***
Ratio of net expenses to average net assets+ ++         1.39%         1.42%          1.67%**
Ratio of net investment income to average
  net assets+ ++                                        1.03%         0.60%          0.44%**
Portfolio turnover rate                                   19%           52%            19%
Net assets, end of period (in thousands)             $47,405       $32,416        $15,223
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.39%         1.42%          2.03%**
  Net investment income                                 1.03%         0.60%          0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.38%         1.42%          1.67%**
  Net investment income                                 1.04%         0.60%          0.44%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

56  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Moderate Allocation Fund
                                                       Year        9/23/05 (a)
                                                      Ended             To
                                                     7/31/07         7/31/06
CLASS Y
Net asset value, beginning of period                 $ 11.43        $ 11.18
                                                     -------        -------
Increase from investment operations:
  Net investment income (b)                          $  0.26        $  0.17
  Net realized and unrealized gain
   on investments                                       1.21           0.40
                                                     -------        -------
   Net increase from investment operations           $  1.47        $  0.57
                                                     -------        -------
Distributions to shareowners:
  Net investment income                              $ (0.32)       $ (0.08)
  Net realized gain                                    (0.03)         (0.24)
                                                     -------        -------
Net increase in net asset value                      $  1.12        $  0.25
                                                     -------        -------
Net asset value, end of period                       $ 12.55        $ 11.43
                                                     =======        =======
Total return*                                          12.98%          5.19%***
Ratio of net expenses to average net assets+ ++         0.29%          0.28%**
Ratio of net investment income to average
  net assets+ ++                                        2.09%          1.79%**
Portfolio turnover rate                                   19%            52%
Net assets, end of period (in thousands)             $24,046        $27,792
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.29%          0.28%**
  Net investment income                                 2.09%          1.79%**
Ratios with waivers of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.29%          0.28%
  Net investment income                                 2.09%          1.79%

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   57

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Growth Allocation Fund
                                                      Year           Year         8/9/04 (a)
                                                      Ended          Ended            To
                                                     7/31/07        7/31/06         7/31/05
CLASS A
Net asset value, beginning of period                $  12.04       $  11.50         $ 10.00
                                                    --------       --------         -------
Increase from investment operations:
  Net investment income (b)                         $   0.15       $   0.09         $  0.08
  Net realized and unrealized gain
   on investments                                       1.61           0.63            1.70
                                                    --------       --------         -------
   Net increase from investment operations          $   1.76       $   0.72         $  1.78
                                                    --------       --------         -------
Distributions to shareowners:
  Net investment income                             $  (0.23)      $  (0.05)        $ (0.03)
  Net realized gain                                    (0.10)         (0.13)          (0.25)
                                                    --------       --------         -------
Net increase in net asset value                     $   1.43       $   0.54         $  1.50
                                                    --------       --------         -------
Net asset value, end of period                      $  13.47       $  12.04         $ 11.50
                                                    ========       ========         =======
Total return*                                          14.73%          6.29%          17.96%***
Ratio of net expenses to average net assets+ ++         0.72%          0.74%           0.81%**
Ratio of net investment income to average
  net assets+ ++                                        1.09%          0.74%           0.69%**
Portfolio turnover rate                                   11%            27%              2%
Net assets, end of period (in thousands)            $157,453       $116,161         $31,212
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.72%          0.74%           1.42%**
  Net investment income                                 1.09%          0.74%           0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.71%          0.74%           0.81%**
  Net investment income                                 1.10%          0.74%           0.69%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

58   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Growth Allocation Fund
                                                       Year         Year         8/9/04 (a)
                                                      Ended         Ended            To
                                                     7/31/07       7/31/06        7/31/05
CLASS B
Net asset value, beginning of period                 $ 10.93       $ 10.50         $ 10.00
                                                     -------       -------         -------
Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)                   $  0.03       $ (0.01)        $  0.01
  Net realized and unrealized gain
   on investments                                       1.45          0.59            0.74
                                                     -------       -------         -------
   Net increase from investment operations           $  1.48       $  0.58         $  0.75
                                                     -------       -------         -------
Distributions to shareowners:
  Net investment income                              $ (0.14)      $ (0.02)        $     -
  Net realized gain                                    (0.10)        (0.13)          (0.25)
                                                     -------       -------         -------
Net increase in net asset value                      $  1.24       $  0.43         $  0.50
                                                     -------       -------         -------
Net asset value, end of period                       $ 12.17       $ 10.93         $ 10.50
                                                     =======       =======         =======
Total return*                                          13.67%         5.53%           7.59%***
Ratio of net expenses to average net assets+ ++         1.58%         1.57%           1.71%**
Ratio of net investment income (loss) to
  average net assets+ ++                                0.23%        (0.08)%          0.05%**
Portfolio turnover rate                                   11%           27%              2%
Net assets, end of period (in thousands)             $76,095       $61,373         $10,219
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.60%         1.62%           2.27%**
  Net investment income (loss)                          0.21%        (0.13)%         (0.51)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.57%         1.57%           1.71%**
  Net investment income (loss)                          0.24%        (0.08)%          0.05%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   59

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Growth Allocation Fund
                                                       Year          Year       8/9/04 (a)
                                                      Ended         Ended           To
                                                     7/31/07       7/31/06        7/31/05
CLASS C
Net asset value, beginning of period                 $ 11.58       $ 11.10        $ 10.00
                                                     -------       -------        -------
Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)                   $  0.05       $     -        $ (0.01)
  Net realized and unrealized gain
   on investments                                       1.53          0.61           1.37
                                                     -------       -------        -------
   Net increase from investment operations           $  1.58       $  0.61        $  1.36
                                                     -------       -------        -------
Distributions to shareowners:
  Net investment income                              $ (0.16)      $     -        $ (0.01)
  Net realized gain                                    (0.10)        (0.13)         (0.25)
                                                     -------       -------        -------
Net increase in net asset value                      $  1.32       $  0.48        $  1.10
                                                     -------       -------        -------
Net asset value, end of period                       $ 12.90       $ 11.58        $ 11.10
                                                     =======       =======        =======
Total return*                                          13.75%         5.51%         13.67%***
Ratio of net expenses to average net assets+ ++         1.44%         1.46%          1.71%**
Ratio of net investment income (loss) to
  average net assets+ ++                                0.37%         0.02%         (0.07)%**
Portfolio turnover rate                                   11%           27%             2%
Net assets, end of period (in thousands)             $52,861       $33,315        $14,874
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.44%         1.46%          2.13%**
  Net investment income (loss)                          0.37%         0.02%         (0.49)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.43%         1.46%          1.71%**
  Net investment income (loss)                          0.38%         0.02%         (0.07)%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

60   The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Growth Allocation Fund
                                                       Year      9/23/05 (a)
                                                      Ended           To
                                                     7/31/07       7/31/06
CLASS Y
Net asset value, beginning of period                 $12.13        $11.54
                                                     ------        ------
Increase from investment operations:
  Net investment income (b)                          $ 0.19        $ 0.13
  Net realized and unrealized gain
   on investments                                      1.60          0.65
                                                     ------        ------
   Net increase from investment operations           $ 1.79        $ 0.78
                                                     ------        ------
Distributions to shareowners:
  Net investment income                              $(0.27)       $(0.06)
  Net realized gain                                   (0.10)        (0.13)
                                                     ------        ------
Net increase in net asset value                      $ 1.42        $ 0.59
                                                     ------        ------
Net asset value, end of period                       $13.55        $12.13
                                                     ======        ======
Total return*                                         14.87%         6.84%***
Ratio of net expenses to average net assets+ ++        0.36%         0.32%**
Ratio of net investment income to average
  net assets+ ++                                       1.40%         1.23%**
Portfolio turnover rate                                  11%           27%
Net assets, end of period (in thousands)             $2,956        $3,068
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                         0.36%         0.32%**
  Net investment income                                1.40%         1.23%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         0.36%         0.32%**
  Net investment income                                1.40%         1.23%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   61

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Aggressive Allocation Fund
                                                       Year           Year       8/9/04 (a)
                                                       Ended         Ended           To
                                                      7/31/07       7/31/06        7/31/05
CLASS A
Net asset value, beginning of period                $  12.39        $ 11.82        $ 10.00
                                                    --------        -------        -------
Increase from investment operations:
  Net investment income (b)                         $   0.06        $  0.01        $     -
  Net realized and unrealized gain
   on investments                                       1.97           0.85           2.14
                                                    --------        -------        -------
   Net increase from investment operations          $   2.03        $  0.86        $  2.14
                                                    --------        -------        -------
Distributions to shareowners:
  Net investment income                             $  (0.16)       $ (0.02)       $     -
  Net realized gain                                    (0.06)         (0.27)         (0.27)
Return of capital                                          -              -          (0.05)
                                                    --------        -------        -------
Net increase in net asset value                     $   1.81        $  0.57        $  1.82
                                                    --------        -------        -------
Net asset value, end of period                      $  14.20        $ 12.39        $ 11.82
                                                    ========        =======        =======
Total return*                                          16.41%          7.30%         21.57%***
Ratio of net expenses to average net assets+ ++         0.82%          0.82%          0.86%**
Ratio of net investment income (loss) to
  average net assets+ ++                                0.44%          0.10%         (0.04)%**
Portfolio turnover rate                                   18%            51%             3%
Net assets, end of period (in thousands)            $114,054        $84,775        $20,689
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.82%          0.82%          2.14%**
  Net investment income (loss)                          0.44%          0.10%         (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.81%          0.82%          0.86%**
  Net investment income (loss)                          0.45%          0.10%         (0.04)%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

62  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Aggressive Allocation Fund
                                                       Year           Year        8/9/04 (a)
                                                       Ended          Ended           To
                                                      7/31/07        7/31/06        7/31/05
CLASS B
Net asset value, beginning of period                 $ 11.84        $ 11.39         $10.00
                                                     -------        -------         ------
Increase (decrease) from investment
  operations:
  Net investment loss (b)                            $ (0.05)       $ (0.08)        $(0.03)
  Net realized and unrealized gain
   on investments                                       1.88           0.80           1.72
                                                     -------        -------         ------
   Net increase from investment operations           $  1.83        $  0.72         $ 1.69
                                                     -------        -------         ------
Distributions to shareowners:
  Net investment income                              $ (0.06)       $     -         $    -
  Net realized gain                                    (0.06)         (0.27)         (0.27)
Return of capital                                          -              -          (0.03)
                                                     -------        -------         ------
Net increase in net asset value                      $  1.71        $  0.45         $ 1.39
                                                     -------        -------         ------
Net asset value, end of period                       $ 13.55        $ 11.84         $11.39
                                                     =======        =======         ======
Total return*                                          15.49%          6.36%         17.02%***
Ratio of net expenses to average net assets+ ++         1.66%          1.64%          1.76%**
Ratio of net investment loss to average
  net assets+ ++                                       (0.39)%        (0.70)%        (0.26)%**
Portfolio turnover rate                                   18%            51%             3%
Net assets, end of period (in thousands)             $37,749        $30,382         $5,845
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.69%          1.69%          2.81%**
  Net investment loss                                  (0.42)%        (0.75)%        (1.31)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.64%          1.64%          1.76%**
  Net investment loss                                  (0.38)%        (0.70)%        (0.26)%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   63

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Aggressive Allocation Fund
                                                       Year           Year        8/9/04 (a)
                                                       Ended          Ended           To
                                                      7/31/07        7/31/06        7/31/05
CLASS C
Net asset value, beginning of period                 $ 12.00        $ 11.54         $10.00
                                                     -------        -------         ------
Increase (decrease) from investment
  operations:
  Net investment loss (b)                            $ (0.03)       $ (0.08)        $(0.04)
  Net realized and unrealized gain
   on investments                                       1.90           0.81           1.88
                                                     -------        -------         ------
   Net increase from investment operations           $  1.87        $  0.73         $ 1.84
                                                     -------        -------         ------
Distributions to shareowners:
  Net investment income                              $ (0.08)       $     -         $    -
  Net realized gain                                    (0.06)         (0.27)         (0.27)
Return of capital                                          -              -          (0.03)
                                                     -------        -------         ------
Net increase in net asset value                      $  1.73        $  0.46         $ 1.54
                                                     -------        -------         ------
Net asset value, end of period                       $ 13.73        $ 12.00         $11.54
                                                     =======        =======         ======
Total return*                                          15.63%          6.37%         18.52%***
Ratio of net expenses to average net assets+ ++         1.52%          1.56%          1.76%**
Ratio of net investment loss to average
  net assets+ ++                                       (0.26)%        (0.64)%        (0.39)%**
Portfolio turnover rate                                   18%            51%             3%
Net assets, end of period (in thousands)             $23,584        $15,524         $7,144
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          1.52%          1.56%          2.74%**
  Net investment loss                                  (0.26)%        (0.64)%        (1.37)%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.52%          1.56%          1.76%**
  Net investment loss                                  (0.26)%        (0.64)%        (0.39)%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

64  The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Aggressive Allocation Fund
                                                       Year        9/23/05 (a)
                                                      Ended             To
                                                     7/31/07         7/31/06
CLASS Y
Net asset value, beginning of period                  $12.41         $11.87
                                                      ------         ------
Increase from investment operations:
  Net investment income (b)                           $ 0.14         $ 0.06
  Net realized and unrealized gain
   on investments                                       1.97           0.78
                                                      ------         ------
Net increase from investment operations               $ 2.11         $ 0.84
                                                      ------         ------
Distributions to shareowners:
  Net investment income                               $(0.20)        $(0.03)
  Net realized gain                                    (0.06)         (0.27)
                                                      ------         ------
Net increase in net asset value                       $ 1.85         $ 0.54
                                                      ------         ------
Net asset value, end of period                        $14.26         $12.41
                                                      ======         ======
Total return*                                          17.10%          7.13%***
Ratio of net expenses to average net assets+ ++         0.39%          0.37%**
Ratio of net investment income to average
  net assets+ ++                                        1.01%          0.63%**
Portfolio turnover rate                                   18%            51%
Net assets, end of period (in thousands)              $3,171         $4,607
Ratios with no waivers of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                          0.39%          0.37%**
  Net investment income                                 1.01%          0.63%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          0.39%          0.37%**
  Net investment income                                 1.01%          0.63%**

(a)      Commencement of operations.
(b)      Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++       Ratios with no reduction for fees paid indirectly.
***      Not Annualized.

The accompanying notes are an integral part of these financial statements.   65

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) was organized as a Delaware statutory trust on April 22, 2004 (amended July 1, 2004) and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund is to seek long-term capital growth and current income. The Moderate Fund seeks long-term capital growth and current income. The Growth Fund seeks long-term capital growth and current income. The Aggressive Fund seeks long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer Investment funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. Information regarding the Funds' principal investment risks is contained in the Funds' prospectuses. Please refer to those documents when considering the Funds' investment risks.

Each Fund offers four classes of shares designated Class A, Class B, Class C and Class Y. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation proceeds, except that each class of shares can bear different transfer agent and distribution

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

     gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At July 31, 2007, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

                                  Undistributed            Accumulated
                                  Net Investment          Realized Gain/
Portfolio                         Income (Loss)              (Loss)
--------------------------------------------------------------------------------
Conservative Allocation Fund       $   90,427            $   (90,427)
Moderate Allocation Fund            1,554,647             (1,554,647)
Growth Allocation Fund              1,823,164             (1,823,164)
Aggressive Allocation Fund          1,458,165             (1,458,165)

     The tax character of distributions paid during the year ended July 31, 2007 was as follows:

                              Ordinary        Long-Term
Fund                           Income       Capital Gains        Total
--------------------------------------------------------------------------------
Conservative Fund            $  514,160     $   54,191         $  568,351
Moderate Fund                 6,048,120        702,806          6,750,926
Growth Fund                   3,901,473      2,022,290          5,923,763
Aggressive Fund               1,544,770        684,841          2,229,611

    The tax character of distributions paid during the year ended July 31, 2006 was as follows:

                          Ordinary        Long-Term
Fund                       Income       Capital Gains        Total
--------------------------------------------------------------------------------
Conservative Fund        $   42,282     $    5,745        $   48,027
Moderate Fund             1,203,891      5,304,864         6,508,755
Growth Fund                 467,663      1,821,408         2,289,071
Aggressive Fund              99,271      2,267,135         2,366,406

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a Federal income tax basis at July 31, 2007:

                        Undistributed     Undistributed     Net Unrealized
                           Ordinary         Long-Term        Appreciation
Fund                        Income        Capital Gains     (Depreciation)
--------------------------------------------------------------------------------
Conservative Fund        $  509,024        $  350,816        $   879,259
Moderate Fund             2,540,036         8,080,888         27,770,548
Growth Fund                 933,087         7,939,477         30,877,598
Aggressive Fund             321,362         5,047,827         23,654,501

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Allocation Fund, Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Allocation, Growth Allocation and Aggressive Allocation Funds Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Class Y shares of these three Funds were first publicly offered on the following dates: Moderate Allocation on 9/23/05, Growth Allocation on 9/23/05 and Aggressive Allocation on 9/23/05. Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to distribution plans for each class. There is no distribution plan for Class Y.

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned the following in underwriting commissions during the year ended July 31, 2007:

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

Fund                        Amount
----                       ------
Conservative Fund         $ 18,852
Moderate Fund             $112,258
Growth Fund               $190,221
Aggressive Fund           $130,388

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively, (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of the purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, or subcustodians. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:


                             Management Fee as a Percentage
                                 of each Fund's Average
Fund                                Daily Net Assets
----                                ----------------
Conservative Fund                      0.13%
Moderate Fund                          0.13%
Growth Fund                            0.13%
Aggressive Fund                        0.13%

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any third party managed assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. At July 31, 2007, the following amounts were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

Fund                         Amount
----                         ------
Conservative Fund           $ 5,066
Moderate Fund               $40,831
Growth Fund                 $40,330
Aggressive Fund             $24,619

PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

in effect through December 1, 2009 for Class A shares and through December 1, 2008 for Class B and Class C shares:

Fund                  Class A     Class B     Class C
----                  -------     -------     -------
 Conservative Fund     0.78%       1.68%       1.68%
 Moderate Fund         0.74%       1.52%       1.52%
 Growth Fund           0.79%       1.57%       1.57%
 Aggressive Fund       0.85%       1.64%       1.64%

3.   Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at July 31, 2007:

Fund                          Amount
----                          ------
Conservative Fund            $ 4,248
Moderate Fund                $37,180
Growth Fund                  $49,387
Aggressive Fund              $33,826

4.   Distribution Plans

The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Funds pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. At July 31, 2007

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the following fees were payable to PFD relating to distribution and service fees and are included in due to affiliates:

Fund                           Amount
----                           ------
Conservative Fund            $ 18,023
Moderate Fund                $138,615
Growth Fund                  $155,648
Aggressive Fund              $ 84,045

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the year ended July 31, 2007, the following CDSC's were paid to PFD:

Fund                          Amount
----                          ------
Conservative Fund           $ 15,816
Moderate Fund               $229,007
Growth Fund                 $216,762
Aggressive Fund             $113,971

5.   Merger Information

On September 22, 2005, the beneficial owners of certain AmSouth Funds approved a proposed merger agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on September 26, 2005 by exchanging all of the AmSouth Fund's net assets for shares of the applicable Pioneer Ibbotson Fund, based upon the Fund's Class A, Class B and Class Y shares' ending net asset values, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

                           Pioneer                AmSouth                AmSouth                Pioneer
                          Moderate              Growth and           Moderate Growth           Moderate
                       Allocation Fund          Income Fund          and Income Fund        Allocation Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------------------------
Net Assets
Class A                  $40,918,497           $ 47,985,562            $20,156,983           $109,061,042
Class B                  $11,519,608           $ 19,432,527            $13,837,388           $ 44,789,524
Class C                  $17,124,590                                                         $ 17,124,590
Class Y                                                                                      $ 54,096,317
Class I                                        $ 40,453,115            $13,643,202
Total Net Assets         $69,562,695           $107,871,204            $47,637,573           $225,071,473
Shares Outstanding
Class A                    3,660,813              4,708,295              2,060,226              9,756,384
Class B                    1,068,504              1,914,637              1,423,053              4,155,001
Class C                    1,602,231                                                            1,602,231
Class Y                                                                                         4,838,972
Class I                                           3,953,925              1,390,285
Shares Issued in
  Reorganization
Class A                                                                                         6,095,571
Class B                                                                                         3,086,496
Class Y                                                                                         4,838,972


                             Unrealized
                            Appreciation     Accumulated Gain
                             On Closing         On Closing
                                Date               Date
-------------------------------------------------------------
AmSouth Growth and
  Income Fund              $8,743,400       $2,595,540
AmSouth Moderate Growth
  and Income Fund          $1,726,341       $  851,251

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         Pioneer Growth               AmSouth              Pioneer Growth
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
Class A                    $38,438,637              $29,688,353             $ 68,126,990
Class B                    $12,106,330              $30,697,135             $ 42,803,465
Class C                    $16,868,540                                      $ 16,868,540
Class Y                                                                     $  7,798,364
Class I                                             $ 7,798,364
Total Net Assets           $67,413,507              $68,183,852             $135,597,359
Shares Outstanding
Class A                      3,332,335                3,007,670                5,905,091
Class B                      1,149,798                3,155,064                4,065,072
Class C                      1,516,287                                         1,516,287
Class Y                                                                          675,780
Class I                                                 786,487
Shares Issued in
  Reorganization
Class A                                                                        2,572,757
Class B                                                                        2,915,273
Class Y                                                                          675,780


                          Unrealized
                         Appreciation     Accumulated Gain
                          On Closing         On Closing
                             Date               Date
----------------------------------------------------------
AmSouth Growth Fund      $5,108,682         $1,905,046

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

                       Pioneer Aggressive       AmSouth Aggressive       Pioneer Aggressive
                         Allocation Fund            Growth Fund            Allocation Fund
                      (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
Class A                    $25,582,418              $20,930,973              $46,513,391
Class B                    $ 7,003,626              $15,538,420              $22,542,046
Class C                    $ 8,276,330                                       $ 8,276,330
Class Y                                                                      $14,847,156
Class I                                             $14,847,156
Total Net Assets           $40,862,374              $51,316,549              $92,178,923
Shares Outstanding
Class A                      2,154,549                2,128,158                3,917,819
Class B                        613,143                1,653,405                1,973,727
Class C                        715,365                                           715,365
Class Y                                                                        1,250,780
Class I                                               1,509,339
Shares Issued in
  Reorganization
Class A                                                                        1,763,269
Class B                                                                        1,360,585
Class Y                                                                        1,250,780


                        Unrealized
                       Appreciation     Accumulated Gain
                        On Closing         On Closing
                           Date               Date
--------------------------------------------------------
AmSouth Aggressive
  Growth Fund          $6,818,836         $1,802,796

6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than December 31,

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 7/31/07                              (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended July 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Funds designated up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2006 Form 1099-DIV.

The qualifying percentage of ordinary income dividends for the purposes of the corporate dividends received deduction was:


  Moderate Fund               17.62%
  Growth Fund                 27.87%
  Aggressive Fund             49.69%
  Conservative Fund           11.22%

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Ibbotson Asset Allocation Series:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund) as of July 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2007, the results of their operations, the changes in their net assets for the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
September 17, 2007

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Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The trust's Board of Trustees provides broad supervision over the funds' affairs. The officers of the trust are responsible for the trust's operations. The trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the trust within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the trust are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 83 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 82 of the 83 Pioneer Funds. The address for all Interested Trustees and all officers of the trust is 60 State Street, Boston, Massachusetts 02109.

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service       Principal Occupation                    Other Directorships
Name and Age               With the Fund        and Term of Office      During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 2004.     Deputy Chairman and a Director of       None
                           Board, Trustee and   Serves until a          Pioneer Global Asset Management
                           President            successor trustee is    S.p.A. ("PGAM"); Non-Executive
                                                elected or earlier      Chairman and a Director of Pioneer
                                                retirement or removal.  Investment Management USA Inc.
                                                                        ("PIM-USA"); Chairman and a
                                                                        Director of Pioneer; Chairman and
                                                                        Director of Pioneer Institutional
                                                                        Asset Management, Inc. (since
                                                                        2006); Director of Pioneer
                                                                        Alternative Investment Management
                                                                        Limited (Dublin); President and a
                                                                        Director of Pioneer Alternative
                                                                        Investment Management (Bermuda)
                                                                        Limited and affiliated funds;
                                                                        Director of PIOGLOBAL Real Estate
                                                                        Investment Fund (Russia) (until
                                                                        June 2006); Director of Nano-C,
                                                                        Inc. (since 2003); Director of
                                                                        Cole Management Inc. (since 2004);
                                                                        Director of Fiduciary Counseling,
                                                                        Inc.; President and Director of
                                                                        Pioneer Funds Distributor, Inc.
                                                                        ("PFD") (until May 2006);
                                                                        President of all of the Pioneer
                                                                        Funds; and Of Counsel, Wilmer
                                                                        Cutler Pickering Hale and Dorr LLP
                                                                        (counsel to PIM-USA and the
                                                                        Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held        Length of Service      Principal Occupation                   Other Directorships
Address                   With the Fund         and Term of Office     During Past Five Years                 Held by this Trustee
David R. Bock (63)        Trustee               Trustee since 2005.    Executive Vice President and Chief     Director of The
3050 K. Street NW,                              Serves until a         Financial Officer, I-trax, Inc.        Enterprise Social
Washington, DC 20007                            successor trustee is   (publicly traded health care           Investment Company
                                                elected or earlier     services company) (2004 - present);    (privately-held
                                                retirement or removal. Partner, Federal City Capital          affordable housing
                                                                       Advisors (boutique merchant bank)      finance company); and
                                                                       (1997 to 2004); and Executive Vice     Director of New York
                                                                       President and Chief Financial          Mortgage Trust
                                                                       Officer, Pedestal Inc.                 (publicly traded
                                                                       (internet-based mortgage trading       mortgage REIT)
                                                                       company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)         Trustee               Trustee since 2004.    President, Bush International, LLC     Director of Brady
3509 Woodbine Street,                           Serves until a         (international financial advisory      Corporation
Chevy Chase, MD 20815                           successor trustee is   firm)                                  (industrial
                                                elected or earlier                                            identification and
                                                retirement or removal.                                        specialty coated
                                                                                                              material products
                                                                                                              manufacturer);
                                                                                                              Director of Briggs &
                                                                                                              Stratton Co. (engine
                                                                                                              manufacturer);
                                                                                                              Director of UAL
                                                                                                              Corporation (airline
                                                                                                              holding company) and
                                                                                                              Director of Mantech
                                                                                                              International
                                                                                                              Corporation (national
                                                                                                              security, defense,
                                                                                                              and intelligence
                                                                                                              technology firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60) Trustee               Trustee since 2004.    Founding Director, Vice-President      None
1001 Sherbrooke Street West,                    Serves until a         and Corporate Secretary, The
Montreal, Quebec, Canada                        successor trustee is   Winthrop Group, Inc. (consulting
H3A 1G5                                         elected or earlier     firm); and Desautels Faculty of
                                                retirement or removal. Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held        Length of Service      Principal Occupation                   Other Directorships
Address                   With the Fund         and Term of Office     During Past Five Years                 Held by this Trustee
Thomas J. Perna (56)      Trustee               Trustee since 2006.    Private investor (2004 - present);     Director of
89 Robbins Avenue,                              Serves until a         and Senior Executive Vice              Quadriserv Inc.
Berkeley Heights, NJ 07922                      successor trustee is   President, The Bank of New York        (technology products
                                                elected or earlier     (financial and securities services)    for securities
                                                retirement or removal. (1986 - 2004)                          lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)  Trustee               Trustee since 2004.    President and Chief Executive          Director of New
200 State Street, 12th Floor,                   Serves until a         Officer, Newbury, Piret & Company,     America High Income
Boston, MA 021098                               successor trustee is   Inc. (investment banking firm)         Fund, Inc.
                                                elected or earlier                                            (closed-end
                                                retirement or removal.                                        investment company)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)        Trustee               Trustee since 2004.    President, John Winthrop & Co.,        None
One North Adgers Wharf,                         Serves until a         Inc. (private investment firm)
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                           Positions Held        Length of Service      Principal Occupation                   Other Directorships
Name and Age               With the Fund         and Term of Office     During Past Five Years                 Held by this Officer
Daniel K. Kingsbury (48)*  Executive Vice        Since March 2007.      Director, CEO and President of         None
                           President             Serves until a         Pioneer Investment Management USA
                                                 successor trustee is   Inc.; Pioneer Investment
                                                 elected or earlier     Management, Inc. and Pioneer
                                                 retirement or removal. Institutional Asset Management,
                                                                        Inc. (since March 2007); Executive
                                                                        Vice President of all of the
                                                                        Pioneer Funds (since March 2007);
                                                                        Director of Pioneer Global Asset
                                                                        Management S.p.A. (since March
                                                                        2007); Head of New Markets
                                                                        Division, Pioneer Global Asset
                                                                        Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)   Secretary             Since 2004. Serves     Secretary of PIM-USA; Senior Vice      None
                                                 at the discretion of   President - Legal of Pioneer;
                                                 the Board              Secretary/Clerk of most of
                                                                        PIM-USA's subsidiaries; and
                                                                        Secretary of all of the Pioneer
                                                                        Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42) Assistant Secretary   Since 2004. Serves     Vice President and Senior Counsel      None
                                                 at the discretion of   of Pioneer since July 2002; Vice
                                                 the Board              President and Senior Counsel of
                                                                        BISYS Fund Services, Inc. (April
                                                                        2001 to June 2002); Senior Vice
                                                                        President and Deputy General
                                                                        Counsel of Funds Distributor, Inc.
                                                                        (July 2000 to April 2001); and
                                                                        Assistant Secretary of all of the
                                                                        Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)          Treasurer             Since 2004. Serves     Vice President - Fund Accounting,      None
                                                 at the discretion of   Administration and Controllership
                                                 the Board              Services of Pioneer; and Treasurer
                                                                        of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Mark E. Bradley (47)        Assistant Treasurer    Since 2004. Serves     Deputy Treasurer of Pioneer since     None
                                                   at the discretion of   2004; Treasurer and Senior Vice
                                                   the Board              President, CDC IXIS Asset
                                                                          Management Services from 2002 to
                                                                          2003; and Assistant Treasurer of
                                                                          all of the Pioneer Funds since
                                                                          November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant Treasurer    Since 2004. Serves     Assistant Vice President - Fund       None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services of
                                                                          Pioneer; and Assistant Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)          Assistant Treasurer    Since 2004. Serves     Fund Accounting Manager - Fund        None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services of
                                                                          Pioneer; and Assistant Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33) Assistant Treasurer    Since 2004. Serves     Fund Administration Manager - Fund    None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services since June
                                                                          2003; Assistant Vice President -
                                                                          Mutual Fund Operations of State
                                                                          Street Corporation from June 2002
                                                                          to June 2003 (formerly Deutsche
                                                                          Bank Asset Management); and
                                                                          Assistant Treasurer of all of the
                                                                          Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (47)      Chief Compliance       Since January 2007.    Chief Compliance Officer of           None
                            Officer                Serves at the          Pioneer since December 2006 and of
                                                   discretion             all the Pioneer Funds since
                                                   of the Board           January 2007; Vice President and
                                                                          Compliance Officer, MFS Investment
                                                                          Management (August 2005 to
                                                                          December 2006); Consultant,
                                                                          Fidelity Investments (February
                                                                          2005 to July 2005); Independent
                                                                          Consultant (July 1997 to February
                                                                          2005)
------------------------------------------------------------------------------------------------------------------------------------

*  Mr. Cogan is an Interested Trustee because he is an officer or director of the funds' investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the funds' investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321


Retirement plans information                                      1-800-622-0176


Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our website:                                    www.pioneerinvestments.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerinvestments.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $136,700 in 2007 and approximately $132,940 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2007 or 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
Fees for tax compliance services, primarily for tax returns, totaled $31,280 in 2007 and $28,560 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Series during the fiscal years ended July 31, 2007 and 2006.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended July 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $31,280 in 2007 and $28,560 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.